Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in Shares)	500,000,000	500,000,000
Common shares, shares issued (in Shares)	70,842,844	70,789,261
Common shares, shares outstanding (in Shares)	70,842,844	70,789,261